CHANGES IN NON-CASH WORKING CAPITAL	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Changes In Non-cash Working Capital
CHANGES IN NON-CASH WORKING CAPITAL

15.	CHANGES IN NON-CASH WORKING CAPITAL

The changes to the Company’s non-cash working capital for the transition period ended December 31, 2023, and the years ended October 31, 2023, 2022, and 2021 are as follows:

	December 31, 2023	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$	$
Accounts receivable	466,434	(465,465)	(904,711)	(412,060)
Inventory and biological assets	(344,311)	(767,636)	(94,595)	(1,359,567)
Prepaid expenses and other assets	(27,549)	(40,513)	5,267	(196,261)
Accounts payable and accrued liabilities	(1,115,128)	569,451	(124,334)	(294,846)
Interest payable	-	-	(13,750)	4,383
Unearned revenue	-	(28,024)	(95,389)	-
Deferred rent	-	-	-	(10,494)
Income taxes payable	507,332	55,024	56,401	137,131
Total	(513,222)	(677,163)	(1,171,111)	(2,131,714)

15.	CHANGES IN NON-CASH WORKING CAPITAL

The changes to the Company’s non-cash working capital for the nine months ended September 30, 2024, and the nine months ended October 31, 2023, are as follows:

	Nine months ended September 30, 2024	Nine months ended October 31, 2023
	$	$
Accounts receivable	(1,018,409)	(832,878)
Inventory and biological assets	194,683	(225,775)
Prepaid expenses	(296,796)	(30,442)
Accounts payable and accrued liabilities	822,936	828,511
Income tax payable	1,236,828	30,730
Unearned revenue	-	(28,024)
Total	939,242	(257,878)